Average Annual Total Returns	12 Months Ended	18 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	17.66%
TrueShares Quarterly Bull Hedge ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.53%	3.46%
Performance Inception Date		Jun. 28, 2024
TrueShares Quarterly Bull Hedge ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.03%	0.67%
TrueShares Quarterly Bull Hedge ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.69%	1.48%
TrueShares Quarterly Bear Hedge ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(0.27%)	(0.11%)
Performance Inception Date		Jun. 28, 2024
TrueShares Quarterly Bear Hedge ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(1.56%)	(1.33%)
TrueShares Quarterly Bear Hedge ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(0.16%)	(0.59%)